CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Cash flows from operating activities:
Net income	$ 16,363	$ 26,747
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	21,676	4,748
Loss on disposals and impairments of fixed assets	125	187
Stock-based compensation	3,571	2,667
Non-cash income taxes	8,646	15,604
Amortization of debt discount, premium and issuance costs	2,831	3,553
(Gain) loss on investments in other companies, net		(418)
Gain on conversion of debt		(172)
Other	(207)
Decrease in accounts receivable, net	1,768	(1)
(Increase) decrease in prepaid expenses and other assets	(4,597)	(718)
(Decrease) increase in accounts payable and accrued and other liabilities	1,847	(18,834)
(Decrease) increase in deferred revenue	2,443	(1,093)
Net cash provided by operating activities	54,466	32,270
Cash flows from investing activities:
Purchase of business, net of cash acquired	(22,127)
Purchases of property and equipment	(17,746)	(3,072)
Purchases of investments in marketable securities		(19,958)
Sales and maturities of marketable securities	319,729	26,167
Change in restricted cash	458
Proceeds received from investments in other companies		541
Net cash provided by (used in) investing activities	280,314	3,678
Cash flows from financing activities:
Proceeds from exercises of stock options	211	341
Repurchases of common stock	(16,888)
Payment of dividends	(6,178)	(15,389)
Repayment for debt and capital lease obligations	(3,248)	(2,776)
Net cash used in financing activities	(26,103)	(17,824)
Net increase (decrease) in cash and cash equivalents	308,677	18,124
Cash and cash equivalents, beginning of year	242,952	610,995
Cash and cash equivalents, end of year	$ 551,629	$ 629,119